GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes to Goodwill

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2010	2011	2012
Balance at beginning of year	$44,417	$39,493	$28,437
Acquisition - IAHGames (Note 4) and OneNet	12,188	1,049	—
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	(19,755)	(5,097)	(12,489)
Reversal of contingent payment of minimum guarantee under licensing agreement	—	(5,885)	—
Translation adjustment	2,643	(1,123)	986

Balance at end of year	$39,493	$28,437	$16,934